FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impairment charge	$ 12,000,000
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Credit Facility		(250,000,000)	(250,000,000)
Long-lived asset held for use	29,400,000
Fair Value [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents		100,736,000	65,675,000
Investment in NAO		55,223,000	0
Fair Value [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants in NAO		0	915
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Credit Facility		(250,000,000)	(250,000,000)
Long-lived asset held for use	41,400,000
Carrying Value [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents		100,736,000	65,675,000
Investment in NAO		55,223,000	0
Carrying Value [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants in NAO		$ 0	$ 915